Business Segment Information - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended							12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2013 Sony Ericsson	Mar. 31, 2012 Sony Ericsson	Feb. 15, 2012 Sony Ericsson	Feb. 15, 2012 Sony Mobile Communications	Mar. 31, 2013 Home Entertainment & Sound	Mar. 31, 2012 Home Entertainment & Sound	Mar. 31, 2011 Home Entertainment & Sound	Mar. 31, 2013 Home Entertainment & Sound LCD televisions	Mar. 31, 2012 Home Entertainment & Sound LCD televisions	Mar. 31, 2011 Home Entertainment & Sound LCD televisions
Segment Reporting Disclosure [Line Items]
Percentage of equity interest acquired							50.00%
Percentage of U.S. based joint-venture in Music segment	50.00%
Percentage of ownership in equity investees				50.00%	50.00%	50.00%
Operating income (loss)	¥ 230,100	¥ (67,275)	¥ 199,821					¥ (84,315)	¥ (203,211)	¥ (73,205)	¥ 69,602	¥ 207,470	¥ 75,600